Segment reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment reporting

Note 10 –  Segment reporting

The Company currently has two operating segments. In accordance with ASC 280, Segment Reporting (“ASC 280”), the Company considers operating segments to be components of the Company’s business for which separate financial information is available and evaluated regularly by Management in deciding how to allocate resources and to assess performance. Management reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. Accordingly, the Company has determined that it has two operating and reportable segments. The Company consists of two types of operations. (1) AVX and Smart AVX (inclusive of the smart IoT Products sales under Smart AVX) cooperatively run our “LED and IoT Installation Services” segment, which handles our LED and IoT installation and management business specializing in high performance and easy to use LED and display systems, audio/video systems, home theaters, lighting control, automation, and integration. This includes the Focus and Focus Shenzhen collectively operate our “Corporate and R&D” segment focused on R&D development for the IoT, which involves the non-specific financing, executive expense, operations and investor relations of our public entity, and the general shared management and costs across the Company’s subsidiaries that spread across all functional categories and research and development of these IoT technology products and of our smart products into the commercial and home automation sectors. (2) Perfecular and Lusher jointly operate the SEC Financial Software segment, which involves the development, marketing, and production of our SEC Financial Reporting AI-Driven Automation Software package and also includes our universal smart instruments and devices in the hydroponic and controlled agriculture segments.

Asset information by operating segment is not presented as the Chief Executive Officer does not review this information by segment. The reporting segments follow the same accounting policies used in the preparation of the Company’s consolidated financial statements. The management team reviews financial information on a consolidated level and allocates resources based on net loss, which also serves as the key metric for evaluating financial performance.

The following tables summarize the financial information of each operating segment of the Company for the year ended December 31, 2025:

	For the Year ended December 31, 2025
	Perfecular & Lusher	Corporate & IoT	Total
Revenue	$26,019	$229,004	$255,023
Cost of revenue	34,398	255,877	290,275
Gross profit (loss)	(8,379)	(26,873)	(35,252)

Operating expenses
Selling expense	1,165	59,124	60,289
Compensation – officers and directors	–	499,852	499,852
Research and development	30,508	889,457	919,965
Professional fees	–	1,302,800	1,302,800
General and administrative	2,566	2,072,541	2,075,107
Total operating expense	34,239	4,823,774	4,858,013

Loss from operations	(42,618)	(4,850,647)	(4,893,265)

Total other income	1	105,495	105,496

Loss from discontinued operations, net of tax	–	–	–

Net loss	$(42,617)	$(4,745,152)	$(4,787,769)

The following tables summarize the financial information of each operating segment of the Company for the year ended December 31, 2024:

	For the Year ended December 31, 2024
	Perfecular & Lusher	Corporate & IoT	Total
Revenue	$26,052	$372,085	$398,137
Cost of revenue	39,772	348,164	387,936
Gross profit	(13,720)	23,921	10,201

Operating expenses
Selling expense	24,866	75,323	100,189
Compensation – officers and directors	–	951,845	951,845
Research and development	213,487	1,168,450	1,381,937
Professional fees	–	1,660,590	1,660,590
General and administrative	19,866	2,096,025	2,115,891
Total operating expense	258,219	5,952,233	6,210,452

Loss from operations	(271,939)	(5,928,312)	(6,200,251)

Total other income	1,329	3,277,047	3,278,376

Loss from discontinued operations, net of tax	–	(278,263)	(278,263)

Net loss	$(270,610)	$(2,929,528)	$(3,200,138)